PENSION AND OTHER POSTRETIREMENT BENEFITS - Defined Contribution and Other Retirement Plans (Details) shares in Millions, $ in Millions	12 Months Ended
	Dec. 29, 2018 USD ($) plan shares	Dec. 30, 2017 USD ($) shares	Dec. 31, 2016 USD ($)
Defined contribution and other retirement plans
Recognized defined contribution plan cost	$ 21.8	$ 20.2	$ 20.0
Deferred compensation plan accrued	$ 84.3	$ 86.9
Minimum age of participant for termination of employment to determine forfeiture of interest on contribution	55 years
Other deferred compensation plans with DSUs issued under equity | plan	2
DSUs outstanding under deferred compensation plans | shares	0.2	0.2
Value of DSUs outstanding under deferred compensation plans	$ 17.0	$ 20.9
Other assets
Defined contribution and other retirement plans
Cash surrender value included in other assets	$ 227.4	$ 243.5